UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Partnership
Address:  201 Main Street, Suite 3100
Fort Worth, Texas  76102

Form 13F File Number:    28-5277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    President of Trustee of Managing Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham              	Fort Worth, Texas   February 12, 2001


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $96,198 (thousands)


List of Other Included Managers:
NONE



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

FORM 13F INFORMATION TABLE

Name of               Title of     Cusip     Value  Shares/   SH/  Put/    Invstmnt   Other     Voting Authority
Issuer                 Class               (x$1000) Prn/Amt   PRN  Call    Discretn    Mgrs   Sole   Shared   None

Egain Communications   COM       28225C103    1532   707278   SH           Sole               707278
Ivex Packaging Corp    COM       465855104    1977   180721   SH           Sole               180721
  Del
Meristar Hospitality   COM       58984Y103     901    45754   SH           Sole                45754
   Corp
Meristar Hotels &      COM       589988104     120    45754   SH           Sole                45754
   Resorts Inc
Plum Creek Timber Co   COM       729251108     597    22959   SH           Sole                22959
   Inc
Qwest Communications   COM       749121109    4691   114403   SH           Sole               114403
   Intl Inc
Terra Networks S A  SPONSORED    88100W103     285    26997   PRN          Sole                               26997
Time Warner Inc.       COM       887315109    2184    41802   SH           Sole                41802
Washington Mut Inc     COM       939322103   83911  1581364   SH           Sole              1581364





